Shareholders' Equity (Details) - Schedule of stock-based compensation expense - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of stock-based compensation expense [Abstract]
Research and development options expense	$ 76,390	$ 66,631
Total research and development expenses	76,390	66,631
General and administrative options and warrants expense	490,799	407,156
Stock issued to consultants and employees	416,423	850,900
Total general and administrative expenses	907,222	1,258,056
Total stock-based compensation expense	$ 983,612	$ 1,324,687